Income Taxes (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Special additional tax rate description			A general corporate income Tax Rate applies at 25% and a CREE Tax based on taxable income applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply up to tax years 2015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will apply for the years 2015 through 2018 at varying rates.
Effective income tax rate reconciliation, percent, total	21.00%	(20.90%)	21.00%	(1143.30%)	261.10%	47.30%
Effective income tax rate reconciliation, change in enacted tax rate, percent			39.00%	40.00%
Income Tax [Member]
Income Tax [Line Items]
Effective income tax rate reconciliation, percent, total			25.00%		25.00%
CREE Tax [Member]
Income Tax [Line Items]
Effective income tax rate reconciliation, percent, total			9.00%		9.00%